Significant accounting policies, judgements, estimates and assumptions (Tables)	12 Months Ended
Dec. 31, 2018
Corporate Information And Statement Of IFRS Compliance [Abstract]
Summary of typical useful lives of other property, plant and equipment
The typical useful lives of the group’s other property, plant and equipment are as follows:

Land improvements	15 to 25 years
Buildings	20 to 50 years
Refineries	20 to 30 years
Petrochemicals plants	20 to 30 years
Pipelines	10 to 50 years
Service stations	15 years
Office equipment	3 to 7 years
Fixtures and fittings	5 to 15 years

								$ million
	Land and land improvements	Buildings	Oil and gas properties[a]	Plant, machinery and equipment	Fittings, fixtures and office equipment	Transportation[b]	Oil depots, storage tanks and service stations	Total
Cost
At 1 January 2018	3,474	1,573	226,054	46,662	2,853	10,774	8,748	300,138
Exchange adjustments	(168)	(58)	—	(892)	(73)	(43)	(501)	(1,735)
Additions	233	40	9,712	2,323	204	(112)	736	13,136
Acquisitions	163	4	10,882	9	1	2	36	11,097
Remeasurements	—	—	17	—	—	—	—	17
Transfers from intangible assets	—	—	901	—	—	—	—	901
Deletions	(140)	(45)	(14,699)	(1,810)	(238)	(128)	(146)	(17,206)
At 31 December 2018	3,562	1,514	232,867	46,292	2,747	10,493	8,873	306,348
Depreciation
At 1 January 2018	683	818	133,326	20,996	2,136	7,523	5,185	170,667
Exchange adjustments	(25)	(24)	—	(460)	(52)	(27)	(279)	(867)
Charge for the year	92	52	12,342	1,820	189	252	384	15,131
Impairment losses	2	—	86	253	—	178	2	521
Impairment reversals	—	—	(564)	(1)	—	(17)	—	(582)
Deletions	(126)	(139)	(11,333)	(1,733)	(232)	(75)	(145)	(13,783)
At 31 December 2018	626	707	133,857	20,875	2,041	7,834	5,147	171,087
Net book amount at 31 December 2018	2,936	807	99,010	25,417	706	2,659	3,726	135,261
Cost
At 1 January 2017	3,066	2,235	215,564	43,725	2,670	14,000	7,623	288,883
Exchange adjustments	264	42	—	1,251	91	28	772	2,448
Additions	264	94	12,366	1,890	240	347	575	15,776
Acquisitions	—	—	—	41	—	228	1	270
Transfers from intangible assets	—	—	451	—	—	—	—	451
Deletions	(120)	(798)	(2,327)	(245)	(148)	(3,829)	(223)	(7,690)
At 31 December 2017	3,474	1,573	226,054	46,662	2,853	10,774	8,748	300,138
Depreciation
At 1 January 2017	584	1,062	122,428	18,686	2,022	9,823	4,521	159,126
Exchange adjustments	33	27	—	647	67	19	466	1,259
Charge for the year	90	94	12,385	1,764	185	381	350	15,249
Impairment losses	3	35	624	35	—	479	17	1,193
Impairment reversals	—	—	(135)	—	—	(72)	—	(207)
Deletions	(27)	(400)	(1,976)	(136)	(138)	(3,107)	(169)	(5,953)
At 31 December 2017	683	818	133,326	20,996	2,136	7,523	5,185	170,667
Net book amount at 31 December 2017	2,791	755	92,728	25,666	717	3,251	3,563	129,471

Assets held under finance leases at net book amount included above
At 31 December 2018	—	2	12	207	—	295	6	522
At 31 December 2017	—	2	16	238	—	233	7	496
Assets under construction included above
At 31 December 2018								22,522
At 31 December 2017								23,789
[a] For information on significant estimates and judgements made in relation to the estimation of oil and natural reserves see Property, plant and equipment within Note 1.

[b]	Includes adjustments to decommissioning provisions see Note 1 for further information.

Disclosure of initial application of standards or interpretations [text block]
The table below reconciles the ending impairment allowances in accordance with IAS 39 and the provisions in accordance with IAS 37 to the opening loss allowances determined in accordance with IFRS 9.

						$ million
At 1 January 2018	Classification under IAS 39	Classification under IFRS 9	IAS 39 loss allowance	Measurement category effect on transition	Measurement attribute adjustment on transition	IFRS 9 loss allowance
Financial assets
Other investments – equity shares	Available-for-sale financial assets	Fair value through profit or loss	91	(91)	—	—
Trade and other receivables	Loans and receivables	Amortized cost	335	—	115	450
Cash and cash equivalents	Loans and receivables	Amortized cost	—	—	11	11
Total loss allowance on financial assets			426	(91)	126	461

Loans that form part of the net investment in equity-accounted entities			37	—	6	43
Total loss allowance			463	(91)	132	504
Cash and cash equivalents at the beginning of 2018 in the Group cash flow statement are the 1 January 2018 amounts included in the table below.

			$ million
	31 December 2017	1 January 2018	Adjustment on adoption of IFRS 9
Non-current
Investments in equity-accounted entities	24,985	24,903	(82)
Loans, trade and other receivables	2,080	2,069	(11)
Deferred tax liabilities	(7,982)	(7,946)	36
Current
Loans, trade and other receivables	25,039	24,927	(112)
Cash and cash equivalents	25,586	25,575	(11)

Net assets	100,404	100,224	(180)

Reserves
Available-for-sale investments	17	—	(17)
Costs of hedging	—	(37)	(37)
Profit and loss account	75,226	75,100	(126)
	75,243	75,063	(180)

Disclosure Of Financial Assets At Date Of Initial Application Of IFRS 9 Explanatory [Table Text Block]
The table below illustrates the classification and carrying amounts of financial assets under IFRS 9 and IAS 39 at the date of initial application, 1 January 2018. There were no differences in classification or carrying amounts for financial liabilities and no differences in the measurement of liabilities for financial guarantee contracts.

						$ million
At 1 January 2018	Classification under IAS 39	Classification under IFRS 9	Carrying amount under IAS 39	Measurement category adjustment on transition	Measurement attribute adjustment on transition	Carrying amount under IFRS 9
Financial assets
Other investments – equity shares	Available-for-sale financial assets	Fair value through profit or loss	433	—	—	433
– other	Available-for-sale financial assets	Fair value through profit or loss	275	—	—	275
– other	At fair value through profit or loss	Fair value through profit or loss	662	—	—	662
Loans	Loans and receivables	Amortized cost	836	(100)	—	736
Loans	Loans and receivables	Fair value through profit or loss	—	100	(8)	92
Trade and other receivables	Loans and receivables	Amortized cost	24,361	—	(115)	24,246
Derivative financial instruments	At fair value through profit or loss	Fair value through profit or loss	6,454	—	—	6,454
Derivative financial instruments	Derivative hedging instruments	Derivative hedging instruments	688	—	—	688
Cash and cash equivalents	Loans and receivables	Amortized cost	21,916	—	(11)	21,905
Cash and cash equivalents	Available-for-sale financial assets	Amortized cost	2,270	(2,058)	—	212
Cash and cash equivalents	Available-for-sale financial assets	Fair value through profit or loss	—	2,058	—	2,058
Cash and cash equivalents	Held-to-maturity investments	Amortized cost	1,400	—	—	1,400
			59,295	—	(134)	59,161

Summary of expected impact of accounting standard adoption
In addition to the lease liability, which will be presented within finance debt, other line items on the group balance sheet expected to be adjusted on transition to IFRS 16 include property, plant and equipment, prepayments, receivables, accruals, payables, provisions and deferred tax balances, as set out below.

			$ million
	31 December 2018	1 January 2019	Adjustment on adoption of IFRS 16
Non-current assets
Property, plant and equipment	135,261	143,950	8,689
Trade and other receivables	1,834	2,159	325
Prepayments	1,179	849	(330)
Deferred tax assets	3,706	3,736	30
Current assets
Trade and other receivables	24,478	24,673	195
Prepayments	963	872	(91)
Current liabilities
Trade and other payables	46,265	46,209	(56)
Accruals	4,626	4,578	(48)
Finance debt and leases	9,373	11,525	2,152
Provisions	2,564	2,547	(17)
Non-current liabilities
Other payables	13,830	14,013	183
Accruals	575	548	(27)
Finance debt and leases	56,426	63,507	7,081
Deferred tax liabilities	9,812	9,767	(45)
Provisions	17,732	17,657	(75)

Net assets	101,548	101,218	(330)

Equity
BP shareholders' equity	99,444	99,115	(329)
Non-controlling interests	2,104	2,103	(1)
	101,548	101,218	(330)

The total expected adjustments to the group's lease liabilities at 1 January 2019 may be reconciled as follows:

$ million

Total additional lease liabilities expected to be recognized on adoption of IFRS 16	9,422
Less: adjustment for finance leases in joint operations	(189)
Total expected adjustment to lease liabilities	9,233
Of which – current	2,152
– non-current	7,081
Information on the group’s leases classified as operating leases under IAS 17, which are not recognized on the balance sheet as at 31 December 2018, is presented in Note 28. The following table provides a reconciliation of the operating lease commitments disclosed in Note 28 to the total lease liability expected to be recognized on the group balance sheet in accordance with IFRS 16 as at 1 January 2019, with explanations below.

$ million

Operating lease commitments at 31 December 2018	11,979

Leases not yet commenced	(1,372)
Leases below materiality threshold	(86)
Short-term leases	(91)
Effect of discounting	(1,512)
Impact on leases in joint operations	836
Variable lease payments	(58)
Redetermination of lease term	(252)
Other	(22)
Total additional lease liabilities expected to be recognized on adoption of IFRS 16	9,422
Finance lease obligations at 31 December 2018	667
Adjustment for finance leases in joint operations	(189)
Total expected lease liabilities at 1 January 2019	9,900